Employee Stock Incentive Plans - Summary of General Terms of Grants Under Restricted Stock Unit Option Plans (Detail)		12 Months Ended
		Mar. 31, 2024 shares $ / shares	Mar. 31, 2024 shares $ / shares ₨ / shares	Mar. 31, 2023 shares ₨ / shares $ / shares	Mar. 31, 2022 shares	Mar. 31, 2024 shares ₨ / shares
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares	[1]	59,797,979	59,797,979			59,797,979
Range of Exercise Prices | $ / shares	[1]	$ 0.03	$ 0.03
Outstanding at the end of the year | $ / shares	[1]	$ 0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares	[1]	59,797,979	59,797,979			59,797,979
Range of Exercise Prices	[1]					₨ 2
Outstanding at the end of the year	[1]		$ 2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares	[1]	49,831,651	49,831,651			49,831,651
Range of Exercise Prices	[1]					₨ 2
Outstanding at the end of the year	[1]		$ 2
Employee Restricted Stock Unit Option Plans [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year | shares		11,800	11,800	24,600	78,199
Numbers, Exercised | shares		(4,800)	(4,800)	(12,800)	(46,133)
Numbers, Outstanding at the end of the year | shares		7,000	7,000	11,800	24,600
Numbers, Exercisable at the end of the year | shares		7,000	7,000	7,600	2,800	7,000
Employee Restricted Stock Unit Option Plans [Member] | Exercise Price Rs. 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year			$ 2
Range of Exercise Prices						₨ 2
Granted	[2]		2
Adjustment of Performance based stock options on completion of performance measurement period			2
Forfeited and expired						₨ 2
Outstanding at the end of the year			2	₨ 2
Exercisable at the end of the year			$ 2
Numbers, Outstanding at the beginning of the year		8,452,491	8,452,491	12,242,672	15,831,948
Numbers, Granted	[2]	5,237,166	5,237,166	2,756,820	2,500,481
Adjustment of Performance based stock options on completion of performance measurement period | shares		(655,831)	(655,831)	(343,451)	608,435
Numbers, Exercised		(4,151,654)	(4,151,654)	(4,910,689)	(4,712,311)
Numbers, Forfeited and expired		(1,146,503)	(1,146,503)	(1,292,861)	(1,985,881)
Numbers, Outstanding at the end of the year		7,735,669	7,735,669	8,452,491	12,242,672
Numbers, Exercisable at the end of the year		1,905,001	1,905,001	2,806,799	2,478,568	1,905,001
Employee Restricted Stock Unit Option Plans [Member] | Exercise Price Range 0.03 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year | $ / shares		$ 0.03
Range of Exercise Prices | $ / shares		0.03	$ 0.03	₨ 0.03
Granted | $ / shares	[2]	0.03
Adjustment of Performance based stock options on completion of performance measurement period | $ / shares		0.03
Exercised | (per share)		0.03	$ 2
Forfeited and expired | $ / shares		0.03	$ 0.03
Outstanding at the end of the year | $ / shares		0.03
Exercisable at the end of the year | $ / shares		$ 0.03
Numbers, Outstanding at the beginning of the year		16,457,558	16,457,558	17,511,902	10,822,476
Numbers, Granted	[2]	14,546,143	14,546,143	8,440,980	10,470,026
Adjustment of Performance based stock options on completion of performance measurement period | shares		(1,807,750)	(1,807,750)	(943,333)	570,076
Numbers, Exercised		(6,674,868)	(6,674,868)	(5,730,830)	(2,930,735)
Numbers, Forfeited and expired		(3,669,857)	(3,669,857)	(2,821,161)	(1,419,941)
Numbers, Outstanding at the end of the year		18,851,226	18,851,226	16,457,558	17,511,902
Numbers, Exercisable at the end of the year		2,038,346	2,038,346	1,329,682	1,072,118	2,038,346

[1]	The maximum contractual term for these RSUs option plans is perpetual until the options are available for grant under the plan.
[2]
(1)
Includes 1,135,949, Nil and 1,892,498 Performance based stock options (RSUs) during the year ended March 31, 2022, 2023 and 2024, respectively. 2,941,546, Nil and 5,659,164 Performance based stock options (ADS) during the year ended March 31, 2022, 2023 and 2024, respectively. Performance based stock options (RSUs) were issued under Wipro Employee Restricted Stock Unit plan 2007 (WSRUP 2007 plan) and Performance based stock options (ADS) were issued under Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan). Performance based stock options will vest based on the performance parameters of the Company.